Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	¥ 203,267	¥ 169,139
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	31,368	31,359
Provision for credit losses	(447)	24
(Gain) loss on investments in equity securities	(3,988)	1,112
Gain on investments in subsidiaries and affiliates		(2,289)
(Gain) loss on disposal of office buildings, land, equipment and facilities	(55,467)	247
Deferred income taxes	14,556	9,958
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	50,628	(110,260)
Trading assets and private equity and debt investments	(2,427,970)	(3,380,374)
Trading liabilities	2,050,382	911,878
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	45,831	1,804,917
Securities borrowed, net of securities loaned	450,246	84,593
Margin loans and receivables	(102,920)	(171,465)
Payables	680,676	296,491
Bonus accrual	(84,634)	(66,089)
Accrued income taxes, net	7,144	6,389
Other, net	84,143	45,303
Net cash provided by (used in) operating activities	942,815	(369,067)
Cash flows from investing activities:
Payments for placements of time deposits	(320,915)	(329,884)
Proceeds from redemption or maturity of time deposits	425,797	289,522
Payments for purchases of office buildings, land, equipment and facilities	(117,189)	(83,786)
Proceeds from sales of office buildings, land, equipment and facilities	120,025	25,614
Payments for purchases of equity investments	(3,545)	(2,975)
Proceeds from sales of equity investments	5,914	3,902
Net cash outflows from loans receivable at banks	(47,890)	(59,366)
Payments for purchases or origination of other non-trading loans	(3,538,425)	(2,623,340)
Proceeds from sales or repayments of other non-trading loans	3,259,434	2,565,449
Payments for purchases of available-for-sale debt securities	(86,868)	(49,730)
Payments for purchases of other non-trading debt securities	(133,477)	(16,603)
Proceeds from sales or maturity of other non-trading debt securities	123,028	63,268
Divestures, net of cash disposed of		8,801
Payments for purchases of investments in affiliated companies	(5,619)	(916)
Proceeds from sales of investments in affiliated companies	91	4,860
Other, net	(22,565)	1,447
Net cash used in investing activities	(342,204)	(203,737)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	2,442,760	2,299,474
Payments for repurchases or maturity of long-term borrowings	(1,618,263)	(1,456,216)
Proceeds from issuances of short-term borrowings	1,093,706	953,880
Payments for repurchases or maturity of short-term borrowings	(1,115,736)	(1,040,868)
Net cash inflows from interbank money market borrowings	111,389	6,014
Net cash inflows (outflows) from other secured borrowings	(23,375)	14,379
Net cash inflows from deposits received at banks	132,096	553,979
Payments for withholding taxes on stock-based compensation	(18,214)	(20,583)
Proceeds from sales of common stock	284	900
Payments for repurchases of common stock	(60,008)	(58,998)
Payments for cash dividends	(100,524)	(44,567)
Contributions from noncontrolling interests	57,866	29,442
Distributions to noncontrolling interests	(66,597)	(25,378)
Net cash provided by financing activities	835,384	1,211,458
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	7,139	(109,841)
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	1,443,134	528,813
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	4,425,441	4,299,022
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	5,868,575	4,827,835
Cash paid during the period for—
Interest	1,249,628	1,541,284
Income tax payments, net	¥ 71,961	¥ 50,456